Related-Party Arrangements (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Research and development	$ 2,255,584	$ 2,989,558	$ 11,367,590	$ 11,625,404
Other income, net		997	997	27,022
Akebia [Member] | Employee Costs [Member]
Related Party Transaction [Line Items]
Research and development		12,923	31,246	263,501
Akebia [Member] | Facility Related Reimbursement [Member]
Related Party Transaction [Line Items]
Other income, net		$ 997	$ 997	$ 27,022